Employee Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Employee Benefits
Disclosure of Share-based Payments Recognized As Expense for RSUs, RSAs and Options, Net of Forfeitures

Share-based payments are recognized as expense for RSUs, RSAs and options, net of estimated forfeitures, as follows:

	For the Three Months Ended March 31,
	2022	2021
	$’000	$’000
Total share-based compensation expense	8,402	2,802

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Total share-based compensation expense	46,307	9,557	7,966

Disclosure of Restricted Stock Unit Activity and Weighted Average Grant Date Fair Values

The following table displays RSU activity for the periods presented:

RSUs
Balance at January 1, 2022	6,997,284
Granted	14,758,592
Vested and issued	(895,627)
Forfeited / canceled during the period	(1,099,073)
Balance at March 31, 2022	19,761,176
Vested and unissued at March 31, 2022	39,022
Unvested at March 31, 2022	19,722,154

		Weighted Average
		Grant Date Fair Value
	RSUs	Per RSU (1)
Balance at January 1, 2021	—	$—
Granted	6,997,284	$6.23
Vested and issued	—	$—
Forfeited	—	$—
Balance at December 31, 2021	6,997,284	$6.23
Vested and unissued at December 31, 2021	1,760,363	$6.23
Unvested at December 31, 2021	5,236,921	$6.23

Disclosure of Stock Options Granted

Fair value of underlying stock	$2.97 – $9.20
Volatility	63.4% – 70.0%
Risk-free interest rate	0.12% – 1.68%
Dividend yield	0% – 0%
Expected term (in years)	10.00 – 14.50

Disclosure of Number and Weighted Average Exercise Prices of Share Options

The following table displays option activity and weighted average exercise price for the periods presented:

	March 31, 2022		December 31, 2021
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options
	$		$
Outstanding at the beginning of the period	1.47	22,896,265	0.02	21,107,487
Granted during the period	—	—	3.67	8,155,289
Forfeited / canceled during the period	1.26	(650,232)	0.18	(6,204,471)
Exercised during the period	0.35	(27,942)	1.42	(162,040)
Outstanding at the end of the period	1.48	22,218,091	1.47	22,896,265

	2021		2020		2019
	Weighted		Weighted		Weighted
	average		average		average
	exercise	Number of	exercise	Number of	exercise	Number of
	price	options	price	options	price	options
	$		$		$
Outstanding at the beginning of the year	0.02	21,107,487	—	20,120,425	—	19,666,539
Granted during the year	3.67	8,155,289	0.11	4,109,243	—	2,786,856
Forfeited / canceled during the year	0.18	(6,204,471)	0.04	(3,122,181)	—	(2,332,970)
Exercised during the year	1.42	(162,040)	—	—	—	—
Outstanding at the end of the year	1.47	22,896,265	0.02	21,107,487	—	20,120,425
Exercisable at the end of the year	1.54	19,105,908	0.01	16,461,945	—	11,817,828